Accounts Payable and Accrued Expenses - Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued interest		$ 359	$ 1,921
Accrued banking fees		700	700
Accrued severance			193
Accrued payroll		1	731
Accrued professional fees		2,364	230
Accounts payable		1,140	3,715
Other accrued expenses		347	852
Total accounts payable and accrued expenses	$ 4,347	$ 4,911	$ 8,342